UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08299
                                                     ---------

                  OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2005
                                             -----------------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                  SHARES                 VALUE
----------------------------------------------------------------------------------------------
COMMON STOCKS--95.6%
----------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.9%
----------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.4%
Ukbetting plc 1                                                4,000,000        $    3,782,447
----------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.5%
Nissen Co. Ltd.                                                1,000,000            14,958,104
----------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--2.4%
Fantom Co. Ltd. 1,2                                              400,000            13,551,807
----------------------------------------------------------------------------------------------
Li Ning Co. Ltd.                                              16,000,000            10,522,786
                                                                                --------------
                                                                                    24,074,593
----------------------------------------------------------------------------------------------
MEDIA--4.2%
Balaji Telefilms Ltd.                                          2,250,000             6,624,573
----------------------------------------------------------------------------------------------
Television Eighteen India Ltd.                                   625,001             5,700,431
----------------------------------------------------------------------------------------------
Village Roadshow Ltd.                                          5,000,000            10,602,534
----------------------------------------------------------------------------------------------
Village Roadshow Ltd., Cl. A, Preference                       2,000,000             3,398,722
----------------------------------------------------------------------------------------------
Yedang Entertainment Co. Ltd. 1,2                              1,250,000            16,233,812
                                                                                --------------
                                                                                    42,560,072
----------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.4%
Parkson Retail Group Ltd. 1                                      620,000               967,426
----------------------------------------------------------------------------------------------
Robinson Department Store Public Co. Ltd. 1                   17,347,400             2,986,217
                                                                                --------------
                                                                                     3,953,643
----------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.6%
French Connection Group plc                                    1,250,000             5,717,683
----------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Himatsingka Seide Ltd.                                         1,400,000             4,324,552
----------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.0%
----------------------------------------------------------------------------------------------
BEVERAGES--1.2%
Kook Soon Dang Brewery Co. Ltd.                                  750,000            12,144,578
----------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
Wumart Stores, Inc., Series H                                  4,000,000             7,969,463
----------------------------------------------------------------------------------------------
FOOD PRODUCTS--3.0%
B&B Group Holdings Ltd. 2,3                                   60,000,000             9,130,065
----------------------------------------------------------------------------------------------
Crown Confectionery Co. Ltd. 2                                   110,000            15,427,213
----------------------------------------------------------------------------------------------
Thorntons plc                                                  2,000,000             5,603,113
                                                                                --------------
                                                                                    30,160,391
----------------------------------------------------------------------------------------------
ENERGY--7.7%
----------------------------------------------------------------------------------------------
OIL & GAS--7.7%
Bear Ridge Resources Ltd. 1,2                                  1,100,000             4,855,784
----------------------------------------------------------------------------------------------
Bharat Petroleum Corp. Ltd.                                    1,500,000            14,311,942
----------------------------------------------------------------------------------------------
Great Eastern Shipping Co. Ltd.                                3,500,000            17,255,938
----------------------------------------------------------------------------------------------
Gulf Keystone Petroleum Ltd. 1                                11,000,000            11,603,978
----------------------------------------------------------------------------------------------
Paladin Resources Ltd. 1                                      11,000,000            17,028,816
----------------------------------------------------------------------------------------------
Southern Cross Resources, Inc. 1,2                             8,500,000             9,325,848
----------------------------------------------------------------------------------------------
Veteran Resources, Inc. 1                                      2,000,000             2,862,898
                                                                                --------------
                                                                                    77,245,204

1        |       OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                  SHARES                 VALUE
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
----------------------------------------------------------------------------------------------
FINANCIALS--10.7%
----------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.3%
RISA Partners, Inc.                                                4,000        $   13,521,409
----------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.6%
Karnataka Bank Ltd. 2                                          7,000,000            15,650,469
----------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.5%
IG Group Holdings plc 1                                        3,000,000             9,217,276
----------------------------------------------------------------------------------------------
KIWOOM.COM Securities Co. Ltd.                                   300,000             9,675,788
----------------------------------------------------------------------------------------------
Xinhua Finance Ltd., Sponsored ADR 1                           3,000,000            16,620,000
                                                                                --------------
                                                                                    35,513,064
----------------------------------------------------------------------------------------------
REAL ESTATE--4.3%
Guangzhou R&F Properties Co. Ltd., Series H 1                  5,000,000            16,087,226
----------------------------------------------------------------------------------------------
Hoosiers Corp.                                                     2,000             9,050,524
----------------------------------------------------------------------------------------------
Kenedix, Inc.                                                      4,000            17,728,747
                                                                                --------------
                                                                                    42,866,497
----------------------------------------------------------------------------------------------
HEALTH CARE--6.3%
----------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.3%
Norwood Immunology Ltd. 1,3                                    5,000,000             3,242,542
----------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.0%
Imaging Dynamics Co. Ltd. 1                                    2,000,000             4,937,213
----------------------------------------------------------------------------------------------
Imaging Dynamics Co. Ltd. 1                                    4,000,000             9,874,427
----------------------------------------------------------------------------------------------
Ortivus AB, Cl. B 1                                              450,000             1,950,452
----------------------------------------------------------------------------------------------
Xillix Technologies Corp. 1,2                                 15,000,000             3,278,618
                                                                                --------------
                                                                                    20,040,710
----------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.4%
Apollo Hospitals Enterprise Ltd.                               1,250,000            12,039,660
----------------------------------------------------------------------------------------------
Arques Industries AG                                              92,600            11,449,176
                                                                                --------------
                                                                                    23,488,836
----------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.6%
Norwood Abbey Ltd. 1,2                                        13,160,000             4,472,718
----------------------------------------------------------------------------------------------
Tsumura & Co.                                                    500,000            11,330,440
                                                                                --------------
                                                                                    15,803,158
----------------------------------------------------------------------------------------------
INDUSTRIALS--5.7%
----------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.1%
SBI VeriTrans Co. Ltd. 1                                           2,750             6,105,500
----------------------------------------------------------------------------------------------
Trafficmaster plc 1,2                                         10,000,000             5,015,132
                                                                                --------------
                                                                                    11,120,632
----------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
Electrovaya, Inc. 1,2                                          4,000,000             1,234,303
----------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.7%
Beijing Enterprises Holdings Ltd., Cl. H                      10,000,000            17,151,110
----------------------------------------------------------------------------------------------
MACHINERY--2.7%
Fong's Industries Co. Ltd.                                    16,000,000            11,348,103
----------------------------------------------------------------------------------------------
Railpower Technologies Corp. 1,2                               3,000,000            15,814,512
                                                                                --------------
                                                                                    27,162,615


2        |       OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                  SHARES                 VALUE
----------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
----------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--25.8%
----------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.2%
LG Telecom Ltd. 1                                              3,500,000        $   21,633,900
----------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.5%
Lectra                                                         1,000,000             5,305,478
----------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
Manine Media Co. Ltd. 2                                        1,685,355             7,623,493
----------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--13.7%
Ahnlab, Inc. 2                                                   900,000            28,448,163
----------------------------------------------------------------------------------------------
auFeminin.com SA 1,2                                             600,000            12,646,115
----------------------------------------------------------------------------------------------
Emotion Corp. 1,2                                                600,000            16,337,349
----------------------------------------------------------------------------------------------
Mobilians Co. Ltd. 1,2                                         1,000,000            14,837,817
----------------------------------------------------------------------------------------------
NCsoft Corp. 1                                                   200,000            16,608,102
----------------------------------------------------------------------------------------------
Neowiz Corp. 1,2                                                 500,000            22,409,639
----------------------------------------------------------------------------------------------
Ninetowns Digital World Trade Holdings Ltd., ADR 1             1,250,000             6,437,500
----------------------------------------------------------------------------------------------
Opera Software ASA 1,2                                         8,000,000            19,587,040
                                                                                --------------
                                                                                   137,311,725
----------------------------------------------------------------------------------------------
IT SERVICES--2.4%
Travelsky Technology Ltd., Cl. H 2                            18,000,000            15,552,059
----------------------------------------------------------------------------------------------
United Internet AG                                               250,000             8,898,465
                                                                                --------------
                                                                                    24,450,524
----------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.7%
Bluecord Technology Corp. 1,2                                    950,000             6,800,055
----------------------------------------------------------------------------------------------
SOFTWARE--5.5%
Certicom Corp. 1,2                                             2,800,000            13,704,196
----------------------------------------------------------------------------------------------
Duzon Digital Ware Co. Ltd. 1,2                                  600,000            16,672,605
----------------------------------------------------------------------------------------------
Intelligent Wave, Inc.                                             5,000            16,901,761
----------------------------------------------------------------------------------------------
MacDonald, Dettwiler & Associates Ltd. 1                         250,000             7,255,818
                                                                                --------------
                                                                                    54,534,380
----------------------------------------------------------------------------------------------
MATERIALS--16.3%
----------------------------------------------------------------------------------------------
CHEMICALS--1.6%
Allen-Vanguard Corp. 1,2                                       2,400,000             3,085,758
----------------------------------------------------------------------------------------------
Hikal Ltd.                                                       450,000             5,763,509
----------------------------------------------------------------------------------------------
Micro Inks Ltd.                                                  500,000             7,018,414
                                                                                --------------
                                                                                    15,867,681
----------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.7%
Goodpack Ltd.                                                  6,250,000             6,541,020
----------------------------------------------------------------------------------------------
METALS & MINING--14.0%
Centennial Coal Co.                                            3,000,000             8,866,231
----------------------------------------------------------------------------------------------
EuroZinc Mining Corp. 1                                       25,000,000            21,214,589
----------------------------------------------------------------------------------------------
First Quantum Minerals Ltd.                                      700,000            17,760,254
----------------------------------------------------------------------------------------------
Gallery Gold Ltd. 1                                           25,000,000             6,926,743
----------------------------------------------------------------------------------------------
Ivernia, Inc. 1                                                8,800,000            10,861,869
----------------------------------------------------------------------------------------------
Ivernia, Inc. 1,3                                              3,200,000             3,949,771
----------------------------------------------------------------------------------------------
Macarthur Coal Ltd.                                            4,000,000            15,762,382


3        |       OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                  SHARES                 VALUE
----------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
----------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
----------------------------------------------------------------------------------------------
Minara Resources Ltd.                                          7,500,000        $   10,113,044
----------------------------------------------------------------------------------------------
Rio Narcea Gold Mines Ltd. 1,2                                12,500,000            16,178,803
----------------------------------------------------------------------------------------------
Stornoway Diamond Corp. 1                                      3,600,000             2,869,755
----------------------------------------------------------------------------------------------
Tenke Mining Corp. 1                                           1,750,000            14,145,202
----------------------------------------------------------------------------------------------
Tiberon Minerals Ltd. 1                                        2,000,000             4,714,353
----------------------------------------------------------------------------------------------
Tiberon Minerals Ltd. 1,4                                      3,000,000             7,071,530
                                                                                --------------
                                                                                   140,434,526
----------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.9%
----------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.0%
Dacom Corp. 1                                                  1,500,000            19,883,806
----------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.9%
Danal Co. Ltd. 2                                               1,250,000            18,673,200
----------------------------------------------------------------------------------------------
UTILITIES--4.3%
----------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.4%
Geodynamics Ltd. 1                                             3,000,000             3,601,392
----------------------------------------------------------------------------------------------
GAS UTILITIES--1.6%
Xinao Gas Holdings Ltd.                                       21,000,000            16,113,017
----------------------------------------------------------------------------------------------
WATER UTILITIES--2.3%
Guangdong Investment Ltd.                                     65,000,000            23,157,480
                                                                                --------------
Total Common Stocks (Cost $826,516,126)                                            955,617,752


                                                              PRINCIPAL
                                                                 AMOUNT
----------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--0.3%
----------------------------------------------------------------------------------------------
Manine Media Co. Ltd., 3.50% Cv. Unsub. Bonds,
Series 17, 8/23/08 (Cost $2,980,805)                        $ 1,500,000              2,555,400


                                       DATE      STRIKE       CONTRACTS
----------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
----------------------------------------------------------------------------------------------
Norwood Immunology Ltd. Call 1
(Cost $0)                          12/31/06       $0.57       1,250,000                109,524


                                                                  UNITS
----------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
----------------------------------------------------------------------------------------------
Goodpack Ltd. Wts., Exp. 4/13/07 1 (Cost $28,255)               781,250                360,310


                                                                                        PRINCIPAL
                                                                                           AMOUNT
-----------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.8%
-----------------------------------------------------------------------------------------------------------------------
Undivided interest of 3.04% in joint repurchase agreement (Principal
Amount/Value $1,261,257,000, with a maturity value of $1,261,395,388) with
UBS Warburg LLC, 3.95%, dated 11/30/05, to be repurchased at $38,285,200 on
12/1/05, collateralized by Federal National Mortgage Assn., 4.50%--6%,
3/1/20--10/1/35, with a value of $1,193,166,527 and Federal Home Loan
Mortgage Corp., 5.50%, 5/1/35, with a value of $95,408,663  (Cost $38,281,000)       $  38,281,000           38,281,000

TOTAL INVESTMENTS, AT VALUE (COST $867,806,186)                                              99.7%          996,923,986
-----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                               0.3             3,072,469
                                                                                     ----------------------------------
NET ASSETS                                                                                  100.0%      $   999,996,455
                                                                                     ==================================


4        |       OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1.    Non-income producing security.

2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of November 30, 2005 amounts to $326,546,573. Transactions during the period in which the issuer was an affiliate are as follows:

                                            SHARES             GROSS         GROSS               SHARES
                                   AUGUST 31, 2005         ADDITIONS    REDUCTIONS    NOVEMBER 30, 2005
-------------------------------------------------------------------------------------------------------
Ahnlab, Inc.                               750,000           150,000            --              900,000

Allen-Vanguard Corp.                     2,400,000                --            --            2,400,000

auFeminin.com SA                           600,000                --            --              600,000

B&B Group Holdings Ltd.                 32,000,000        28,000,000            --           60,000,000

Bear Ridge Resources Ltd.                       --         1,100,000            --            1,100,000

Bluecord Technology Corp.                  966,476                --        16,476              950,000

Certicom Corp.                           2,500,000           300,000            --            2,800,000

Crown Confectionery Co. Ltd.                90,000            20,000            --              110,000

Danal Co. Ltd.                           1,200,000            50,000            --            1,250,000

Duzon Digital Ware Co. Ltd.                600,000                --            --              600,000

Electrovaya, Inc.                        4,000,000                --            --            4,000,000

Emotion Corp.                              300,000           312,682        12,682              600,000

Fantom Co. Ltd.                            200,000           200,000            --              400,000

Gallery Gold Ltd.*                      25,000,000                --            --           25,000,000

Karnataka Bank Ltd.                      4,500,000         2,500,000            --            7,000,000

Manine Media Co. Ltd.                           --         1,685,355            --            1,685,355

Mobilians Co. Ltd.                       1,000,000                --            --            1,000,000

Neowiz Corp.                               400,000           100,000            --              500,000

Norwood Abbey Ltd.                       8,225,000         4,935,000            --           13,160,000

Opera Software ASA                       8,000,000                --            --            8,000,000

Railpower Technologies Corp.             1,250,000         1,750,000            --            3,000,000

Rio Narcea Gold Mines Ltd.               6,000,000         6,500,000            --           12,500,000

Southern Cross Resources, Inc.           8,500,000                --            --            8,500,000

Trafficmaster plc                       10,000,000                --            --           10,000,000

Travelsky Technology Ltd., Cl. H        13,000,000         5,000,000            --           18,000,000

Xillix Technologies Corp.               15,000,000                --            --           15,000,000

Yedang Entertainment Co. Ltd.            1,000,000           250,000            --            1,250,000


5        |       OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                            DIVIDEND        REALIZED
                                               VALUE          INCOME     GAIN (LOSS)
-------------------------------------------------------------------------------------
Ahnlab, Inc.                            $ 28,448,163        $     --        $     --

Allen-Vanguard Corp.                       3,085,758              --              --

auFeminin.com SA                          12,646,115              --              --

B&B Group Holdings Ltd.                    9,130,065          61,902              --

Bear Ridge Resources Ltd.                  4,855,784              --              --

Bluecord Technology Corp.                  6,800,055              --         (48,482)

Certicom Corp.                            13,704,196              --              --

Crown Confectionery Co. Ltd.              15,427,213              --              --

Danal Co. Ltd.                            18,673,200              --              --

Duzon Digital Ware Co. Ltd.               16,672,605              --              --

Electrovaya, Inc.                          1,234,303              --              --

Emotion Corp.                             16,337,349              --          28,346

Fantom Co. Ltd.                           13,551,807              --              --

Gallery Gold Ltd.*                                --*             --              --

Karnataka Bank Ltd.                       15,650,469              --              --

Manine Media Co. Ltd.                      7,623,493              --              --

Mobilians Co. Ltd.                        14,837,817              --              --

Neowiz Corp.                              22,409,639              --              --

Norwood Abbey Ltd.                         4,472,718              --              --

Opera Software ASA                        19,587,040              --              --

Railpower Technologies Corp.              15,814,512              --              --

Rio Narcea Gold Mines Ltd.                16,178,803              --              --

Southern Cross Resources, Inc.             9,325,848              --              --

Trafficmaster plc                          5,015,132              --              --

Travelsky Technology Ltd., Cl. H          15,552,059              --              --

Xillix Technologies Corp.                  3,278,618              --              --

Yedang Entertainment Co. Ltd.             16,233,812              --              --
                                        ---------------------------------------------

                                        $326,546,573        $ 61,902        $(20,136)
                                        =============================================

*     No longer an affiliate as of November 30, 2005.

3. Illiquid security. The aggregate value of illiquid securities as of November 30, 2005 was $16,322,378, which represents 1.63% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $7,071,530 or 0.71% of the Fund's net assets as of November 30, 2005.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                           VALUE    PERCENT
------------------------------------------------------------------------------
Korea, Republic of South                              $ 259,516,727      26.0%
Canada                                                  174,995,501      17.6
Hong Kong                                               110,039,260      11.0
Japan                                                    89,596,485       9.0
India                                                    88,689,488       8.9
Australia                                                80,772,582       8.1
United Kingdom                                           44,291,695       4.4
United States                                            38,281,000       3.8
China                                                    30,494,189       3.1
Germany                                                  20,347,641       2.0
Norway                                                   19,587,040       2.0
France                                                   17,951,593       1.8
Cayman Islands                                           10,522,786       1.1
Singapore                                                 6,901,330       0.7
Thailand                                                  2,986,217       0.3
Sweden                                                    1,950,452       0.2
                                                      ------------------------
Total                                                 $ 996,923,986     100.0%
                                                      ========================


6        |       OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $869,226,861
                                                      =============

Gross unrealized appreciation                         $197,519,991
Gross unrealized depreciation                          (69,859,037)
                                                      -------------
Net unrealized appreciation                           $127,660,954
                                                      =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.


7        |       OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of November 30, 2005, the Fund had outstanding foreign currency contracts as follows:

                             EXPIRATION    CONTRACT AMOUNT       VALUATION AS OF       UNREALIZED        UNREALIZED
CONTRACT DESCRIPTION              DATES             (000S)     NOVEMBER 30, 2005     APPRECIATION      DEPRECIATION
-------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
                               12/1/05-
Australian Dollar (AUD)         12/2/05            1,779AUD          $ 1,314,369       $       13        $      616

Euro (EUR)                      12/1/05              270EUR              318,818               --                 1

Hong Kong Dollar (HKD)          12/1/05            1,827HKD              235,620               --                33

                               12/1/05-
Thailand Baht (THB)             12/2/05            3,915THB               94,915               --                88
                                                                                       ----------------------------
Total unrealized appreciation and depreciation                                         $       13        $      738
                                                                                       ============================


ILLIQUID SECURITIES

As of November 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


8        |       OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND


ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2005, the
         registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Small Company Fund

By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: January 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: January 18, 2006


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: January 18, 2006